Amounts Receivable - Summary of Amounts Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Trade And Other Receivables [Abstract]
Accounts receivable	$ 5,863	$ 2,794
Commodity tax receivable	15,262	2,769
Interest receivable	300	252
Total amounts receivable	$ 21,425	$ 5,815